Pledge of Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Carrying Value of Group's Assets Pledged to Secure Credit Facilities

At the end of each reporting period, the carrying value of the Group’s assets which were pledged to secure credit facilities granted to the Group are as follows:

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000

Bank deposits	35,200	33,500	4,872
Property, plant and equipment	59,750	53,745	7,817
Prepaid lease payments	57,656	56,116	8,162

	152,606	143,361	20,851